Debt - Summary of borrowings (Details) - JPY (¥) ¥ in Thousands			12 Months Ended
	Sep. 30, 2021	Aug. 31, 2017	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 18, 2020	Sep. 03, 2014
Debt
Total long-term debt			¥ 81,382
Current portion of long-term debt, net of debt issuance costs			(9,791)	¥ (4,970)
Long-term debt, excluding current portion, net of debt issuance costs			70,593	79,474
Proceeds from long-term debt				500	¥ 25,000
Interest expense, amortization of issuance costs			69	69	68
Borrowings, including short-term
Debt
Total long-term debt			81,382	85,511
Less: unamortized debt issuance costs			(998)	(1,067)
Subtotal			80,384	84,444
Current portion of long-term debt, net of debt issuance costs			(9,791)	(4,970)
Long-term debt, excluding current portion, net of debt issuance costs			¥ 70,593	79,474
Amended term loan with Japan Finance Corporation | Minimum
Debt
Interest Rate			0.36%
Amended term loan with Japan Finance Corporation | Maximum
Debt
Interest Rate			1.26%
Amended term loan with Japan Finance Corporation | Borrowings, including short-term
Debt
Total long-term debt			¥ 13,975	15,500
Term loan with Japan Finance Corporation
Debt
Term loan, principal amount							¥ 15,000
Proceeds from long-term debt	¥ 500
Term loan with Japan Finance Corporation | Minimum
Debt
Contract interest rate	0.36%						0.90%
Term loan with Japan Finance Corporation | Maximum
Debt
Contract interest rate	1.26%						8.55%
Term loan with Resona Bank, Limited
Debt
Term loan, principal amount						¥ 25,000
Term loan with Resona Bank, Limited | Minimum
Debt
Interest Rate			0.00%
Contract interest rate						0.00%
Term loan with Resona Bank, Limited | Maximum
Debt
Interest Rate			1.20%
Contract interest rate						1.20%
Term loan with Resona Bank, Limited | Borrowings, including short-term
Debt
Total long-term debt			¥ 24,220	¥ 25,000
Term loan with SBI Estate Finance Co., Ltd.
Debt
Interest Rate			6.00%
Term loan, principal amount		¥ 52,000
Proceeds from long-term debt		50,623
Contract interest rate			6.00%	6.00%
Effective interest rate			6.28%	6.28%
Equal monthly repayments, principal and interest		¥ 373
Debt issuance costs			¥ 1,377
Life of term loan (in years)			20 years
Interest expense, amortization of issuance costs			¥ 69	¥ 69	¥ 68
Unamortized debt issuance costs			998	1,067
Term loan with SBI Estate Finance Co., Ltd. | Borrowings, including short-term
Debt
Total long-term debt			¥ 43,187	¥ 45,011